Related Party Transactions (Tables)	12 Months Ended
Dec. 25, 2012
Advances Due to Affiliates

The average balance of the advances due to affiliates was approximately $39,124 for the year ended December 28, 2010. Transactions during the periods presented consisted of the following items:

December 28, 2010
(In Thousands)
Beginning balance	$45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)

Ending balance	$—